Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2021
Basis of Preparation [Abstract]
Statement of compliance
A.          Statement of compliance

Except as described below, the accounting policies applied in these interim financial statements are the same as those applied in the Company’s 2020 annual audited consolidated financial statement for the year ended December 31, 2020.

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and do not include all of the information required for full annual financial statements. The unaudited condensed consolidated interim statements should be read in conjunction with the Company’s 2020 annual audited consolidated financial statements and footnotes, which were filed with the U.S. Securities and Exchange Commission as part of the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

In the opinion of management of the Company, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six-month periods ended June 30, 2021 are not necessarily indicative of the results that may be expected for the year ended December 31, 2021 or for any other future period.

Recent Accounting Pronouncements
B.          Recent Accounting Pronouncements

In December 2019, the FASB issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes. This guidance became effective in the first quarter of 2021 on a prospective basis. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.